Document and Entity Information	Apr. 24, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 24, 2024
Entity Registrant Name	GLOBAL PARTNER ACQUISITION CORP II
Entity Incorporation State Country Code	E9
Entity File Number	001-39875
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	200 Park Avenue
Entity Address Address Line 2	32nd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10166
Country Region	646
City Area Code	585
Local Phone Number	8975
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001831979
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-sixth of one redeemable warrant [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-sixth of one redeemable warrant
Trading Symbol	GPACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units [Member]
Document Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	GPAC
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the units [Member]
Document Information [Line Items]
Security 12b Title	Redeemable Warrants included as part of the units
Trading Symbol	GPACW
Security Exchange Name	NASDAQ